Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable Net
Accounts Receivable, net - Lessen by Provision for Doubtful Accounts

Accounts receivable consisted of the following:

	December 31, 2023	December 31, 2022
Accounts receivable	$42,237	$78,020
Less: Provision for credit losses	—	(2,990)
Accounts receivable, net	$42,237	$75,030

Accounts Receivable, net - Changes to provisions for credit losses

Charges to provisions for credit losses are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2023	$(2,990)	$—	$2,990	$—
Year ended December 31, 2022	$(2,990)	$—	$—	$(2,990)
Year ended December 31, 2021	$(2,990)	$—	$—	$(2,990)